As filed with the U.S. Securities and Exchange Commission
on November 23, 2011
Securities Act File No. 333-151713
Investment Company Act File No. 811-22209

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933 ☑

Pre-Effective Amendment No. ________ ❑

Post-Effective Amendment No. 53 ☑

and/or

Registration Statement Under The Investment Company Act Of 1940 ☑

Amendment No. 56  ☑
(Check appropriate box or boxes)

Global X Funds
 (Exact Name of Registrant as Specified in Charter)
399 Park Ave, 32nd floor
New York, NY 10022
(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code:  (212) 644-6440

Bruno del Ama
Global X Management Company LLC
399 Park Ave, 32nd floor
New York, NY 10022
(Name and Address of Agent for Service)
With a copy to:
Daphne Tippens Chisolm, Esq.
Law Offices of DT Chisolm, P.C.
A Member Firm of The 1940 Act Law Group
11508 H-236 Providence Road
Charlotte, NC 28277

It is proposed that this filing will become effective (check appropriate box)
❑ immediately upon filing pursuant to paragraph (b)
☑ on December 23, 2011 pursuant to paragraph (b)
❑ 60 days after filing pursuant to paragraph (a)(1)
❑ on (date) pursuant to paragraph (a)(1)
❑ 75 days after filing pursuant to paragraph (a)(2)
❑ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:
☑ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until December 23, 2011, the effectiveness of the registration statement for the Global X MLP Infrastructure ETF and Global X MLP Natural Gas ETF (the “Funds”), filed in Post-Effective Amendment No. 30 on April 15, 2011, pursuant to paragraph (a) of Rule 485 of the 1933 Act.  The effectiveness of the Registration Statement of the Funds was delayed in Post-Effective Amendment No. 35 on June 28, 2011, in Post-Effective Amendment No. 39 on July 28, 2011, in Post-Effective Amendment No. 40 on August 26, 2011, in Post-Effective Amendment No. 42 on September 23, 2011, and in Post-Effective Amendment No. 49 on October 25, 2011 each pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1940 Act.

This Post-Effective Amendment No. 53 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 30.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 53 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 23rd day of November 2011.

Global X Funds

By: /s/ Bruno del Ama
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 53 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Name	Title	Date

/s/ Bruno del Ama	President (Principal Executive Officer) and Trustee	November 23, 2011
Bruno del Ama
/s/ Jose C. Gonzalez	Chief Operating Officer, Treasurer (Principal Financial Officer) and Principal Accounting Officer	November 23, 2011
Jose C. Gonzalez

*
Sanjay Ram Bharwani	Trustee	November 23, 2011

*
Scott R. Chichester	Trustee	November 23, 2011

*
Kartik Kiran Shah	Trustee	November 23, 2011

*/s/ Bruno del Ama
Attorney-In-Fact, pursuant to power of attorney